Consolidated Statement of Income [Parenthetical] (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Gain on curtailment and partial settlement of PAC	999	0	0
Other than temporary impairment on available for sale securities	20	56	53